Stone Harbor Investment Funds

31 West 52nd Street, 16th Floor

New York, NY 10019

BY EDGAR

October 16, 2014

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549-0213

RE:	Stone Harbor Investment Funds (the “Registrant”)

File Nos.         811-22037

333-141345

Dear Sir/Madam:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the definitive prospectus dated September 30, 2014, and filed on October 2, 2014.

Please address any comments or questions to the attention of the undersigned at (212) 548-1021.

Sincerely,

/s/ Adam J. Shapiro
Adam J. Shapiro
Secretary

Enclosure